CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 $ / shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥) shares
Current liabilities
Short-term borrowings and current portion of long-term borrowings (including short-term borrowings and current portion of long-term borrowings of consolidated VIEs without recourse to the Company of RMB134,324 and RMB159,500 as of December 31, 2018 and 2019, respectively. Note 1)	$ 22,911		¥ 159,500	¥ 134,324
Accounts payable (including accounts payable of consolidated VIEs without recourse to the Company of RMB384,280 and RMB324,069 as of December 31, 2018 and 2019, respectively. Note 1)	81,738		569,045	498,579
Amounts due to related parties (including amount due to related parties of consolidated VIEs without recourse to the Company of RMB1,561 and RMB330 as of December 31, 2018 and 2019, respectively. Note 1)	70		488	1,564
Advances from customers (including advances from customers of consolidated VIEs without recourse to the Company of RMB63,684 and RMB30,707 as of December 31, 2018 and 2019, respectively. Note 1)	8,205		57,122	66,954
Income tax payable (including income tax payable of consolidated VIEs without recourse to the Company of RMB42,699 and RMB91,516 as of December 31, 2018 and 2019, respectively. Note 1)	15,888		110,615	47,278
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of consolidated VIEs without recourse to the Company of RMB235,461 and RMB807,348 as of December 31, 2018 and 2019, respectively. Note 1)	128,659		895,694	305,436
Deferred revenue (including deferred revenue of consolidated VIEs without recourse to the Company of RMB62,372 and RMB97,859 as of December 31, 2018 and 2019, respectively. Note 1)	14,072		97,965	62,478
Operating lease liabilities-current	5,546		38,608
Non-current liabilities
Long-term borrowings, excluding current portion (including long-term borrowings, excluding current portion, of consolidated VIEs without recourse to the Company of nil and RMB30,000 as of December 31, 2018 and 2019, respectively. Note 1)	174,560		1,215,249	1,151,560
Operating lease liabilities-non-current	16,344		113,782
Long-term liabilities (including long-term liabilities of consolidated VIEs without recourse to the Company of RMB14,240 and RMB9,165 as of December 31, 2018 and 2019, respectively. Note 1)	$ 11,110		¥ 77,344	¥ 14,240
Class A ordinary shares
Issuance of Common Stock
Ordinary shares par value | $ / shares	$ 0.001	$ 0.001
Ordinary shares authorized | shares	150,000,000		150,000,000	150,000,000
Ordinary shares issued | shares	19,068,224		19,068,224	19,068,224
Ordinary shares outstanding | shares	18,550,770		18,550,770	18,550,770
Treasury shares (in Shares) | shares	517,454		517,454	517,454
Class B
Issuance of Common Stock
Ordinary shares par value | $ / shares	$ 0.001	$ 0.001
Ordinary shares authorized | shares	150,000,000		150,000,000	150,000,000
Ordinary shares issued | shares	6,571,429		6,571,429	6,571,429
Ordinary shares outstanding | shares	6,571,429		6,571,429	6,571,429
Ordinary shares, conversion ratio	one	one
VIEs
Current liabilities
Short-term borrowings and current portion of long-term borrowings (including short-term borrowings and current portion of long-term borrowings of consolidated VIEs without recourse to the Company of RMB134,324 and RMB159,500 as of December 31, 2018 and 2019, respectively. Note 1)			¥ 159,500	¥ 134,324
Accounts payable (including accounts payable of consolidated VIEs without recourse to the Company of RMB384,280 and RMB324,069 as of December 31, 2018 and 2019, respectively. Note 1)			324,069	384,280
Advances from customers (including advances from customers of consolidated VIEs without recourse to the Company of RMB63,684 and RMB30,707 as of December 31, 2018 and 2019, respectively. Note 1)			30,707	63,684
Income tax payable (including income tax payable of consolidated VIEs without recourse to the Company of RMB42,699 and RMB91,516 as of December 31, 2018 and 2019, respectively. Note 1)			91,516	42,699
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of consolidated VIEs without recourse to the Company of RMB235,461 and RMB807,348 as of December 31, 2018 and 2019, respectively. Note 1)			807,348	235,461
Deferred revenue (including deferred revenue of consolidated VIEs without recourse to the Company of RMB62,372 and RMB97,859 as of December 31, 2018 and 2019, respectively. Note 1)			97,859	62,372
Operating lease liabilities-current			32,602
Non-current liabilities
Long-term borrowings, excluding current portion (including long-term borrowings, excluding current portion, of consolidated VIEs without recourse to the Company of nil and RMB30,000 as of December 31, 2018 and 2019, respectively. Note 1)			30,000
Operating lease liabilities-non-current			108,672
Long-term liabilities (including long-term liabilities of consolidated VIEs without recourse to the Company of RMB14,240 and RMB9,165 as of December 31, 2018 and 2019, respectively. Note 1)			9,165	14,240
VIEs | Without recourse
Current liabilities
Short-term borrowings and current portion of long-term borrowings (including short-term borrowings and current portion of long-term borrowings of consolidated VIEs without recourse to the Company of RMB134,324 and RMB159,500 as of December 31, 2018 and 2019, respectively. Note 1)			159,500	134,324
Accounts payable (including accounts payable of consolidated VIEs without recourse to the Company of RMB384,280 and RMB324,069 as of December 31, 2018 and 2019, respectively. Note 1)			324,069	384,280
Amounts due to related parties (including amount due to related parties of consolidated VIEs without recourse to the Company of RMB1,561 and RMB330 as of December 31, 2018 and 2019, respectively. Note 1)			330	1,561
Advances from customers (including advances from customers of consolidated VIEs without recourse to the Company of RMB63,684 and RMB30,707 as of December 31, 2018 and 2019, respectively. Note 1)			30,707	63,684
Income tax payable (including income tax payable of consolidated VIEs without recourse to the Company of RMB42,699 and RMB91,516 as of December 31, 2018 and 2019, respectively. Note 1)			91,516	42,699
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of consolidated VIEs without recourse to the Company of RMB235,461 and RMB807,348 as of December 31, 2018 and 2019, respectively. Note 1)			807,348	235,461
Deferred revenue (including deferred revenue of consolidated VIEs without recourse to the Company of RMB62,372 and RMB97,859 as of December 31, 2018 and 2019, respectively. Note 1)			97,859	62,372
Operating lease liabilities-current			32,602	0
Non-current liabilities
Long-term borrowings, excluding current portion (including long-term borrowings, excluding current portion, of consolidated VIEs without recourse to the Company of nil and RMB30,000 as of December 31, 2018 and 2019, respectively. Note 1)			30,000	0
Operating lease liabilities-non-current			108,672	0
Long-term liabilities (including long-term liabilities of consolidated VIEs without recourse to the Company of RMB14,240 and RMB9,165 as of December 31, 2018 and 2019, respectively. Note 1)			¥ 9,165	¥ 14,240